Organization and Business Operation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION

NOTE 1 — ORGANIZATION AND BUSINESS OPERATION

Zeo Energy Corp. (formerly known as ESGEN Acquisition Corporation or “ESGEN”), collectively with its subsidiaries (the “Company” or “Zeo”) is in the business of marketing, sales and installation, warranty coverage and maintenance of solar panel technology to individual households within the United States. As part of this, the Company may also provide roofing repairs and construction.

Zeo Energy Corp. was a blank check company originally incorporated on April 19, 2021 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On October 22, 2021, ESGEN consummated an initial public offering, after which its securities began trading on the Nasdaq Stock Market LLC (“Nasdaq”).

Business Combination

On March 13, 2024 (the “Closing Date”), the Company consummated its previously announced business combination (the “Closing”), pursuant to that certain Business Combination Agreement, dated as of April 19, 2023 (as amended on January 24, 2024, the “Business Combination Agreement”), by and among Zeo Energy Corp., a Delaware corporation (f/k/a ESGEN Acquisition Corporation, a Cayman Islands exempted company), ESGEN OpCo, LLC, a Delaware limited liability company(“OpCo”), Sunergy Renewables, LLC, a Nevada limited liability company (“Sunergy”), the Sunergy equity holders set forth on the signature pages thereto or joined thereto (collectively, “Sellers” and each, a “Seller”, and collectively with Sunergy, the “Sunergy Parties”), for limited purposes, ESGEN LLC, a Delaware limited liability company (the “Sponsor”), and for limited purposes, Timothy Bridgewater, an individual, in his capacity as the Sellers Representative (collectively, the “Business Combination”). Prior to the Closing, (i) except as otherwise specified in the Business Combination Agreement, each issued and outstanding Class B ordinary share of ESGEN was converted into one Class A ordinary share of ESGEN (the “ESGEN Class A Ordinary Shares” and such conversion, the “ESGEN Share Conversion”); and (ii) ESGEN was domesticated into the State of Delaware so as to become a Delaware corporation (the “Domestication”). In connection with the Closing, the registrant changed its name from “ESGEN Acquisition Corporation” to “Zeo Energy Corp.”

Upon the Domestication, each then-outstanding ESGEN Class A Ordinary Share was cancelled and converted into one share of Class A common stock of the Company, par value $0.0001 per share (“Zeo Class A Common Stock”), and each then-outstanding ESGEN Public Warrant was assumed and converted automatically into a warrant of the registrant, exercisable for one share of Zeo Class A Common Stock. Additionally, each outstanding unit of ESGEN was cancelled and converted into one share of Zeo Class A Common Stock and one-half of one warrant of the Company.

In accordance with the terms of the Business Combination Agreement, Sunergy caused all holders of any options, warrants or rights to subscribe for or purchase any equity interests of Sunergy or its subsidiaries or securities (including debt securities) convertible into or exchangeable for, or that otherwise confer on the holder any right to acquire, any equity interests of Sunergy or any subsidiary thereof (collectively, the “Sunergy Convertible Interests”) existing immediately prior to the Closing to either exchange or convert all such holder’s Sunergy Convertible Interests into limited liability interests of Sunergy (the “Sunergy Company Interests”) in accordance with the governing documents of Sunergy or the Sunergy Convertible Interests.

At the Closing, ESGEN contributed to OpCo (1) all of its assets (excluding its interests in OpCo, but including the amount of cash in ESGEN’s Trust Account (the “Trust Account”) as of immediately prior to the Closing (after giving effect to the exercise of redemption rights by ESGEN stockholders), and (2) a number of newly issued shares of Class V common stock of the registrant, par value $0.0001 per share, which generally have only voting rights (the “Zeo Class V Common Stock”), equal to the number of Seller OpCo Units (as defined in the Business Combination Agreement) (the “Seller Class V Shares”). In exchange, OpCo issued to ESGEN (i) a number of Class A common units of OpCo (the “Manager OpCo Units”) which equaled the number of total shares of the Zeo Class A Common Stock issued and outstanding immediately after the Closing and (ii) a number of warrants to purchase Manager OpCo Units which equaled the number of SPAC Warrants (as defined in the Business Combination Agreement) issued and outstanding immediately after the Closing (the transactions described above in this paragraph, the “ESGEN

Contribution”). Immediately following the ESGEN Contribution, (x) the Sellers contributed to OpCo the Sunergy Company Interests and (y) in exchange therefor, OpCo transferred to the Sellers the Seller OpCo Units and the Seller Class V Shares.

Prior to the Closing, the Sellers transferred 24.167% of their Sunergy Company Interests (which were thereafter exchanged for Seller OpCo Units and Seller Class V Shares at the Closing, as described above) pro rata to Sun Managers, LLC, a Delaware limited liability company (“Sun Managers”), in exchange for Class A Units (as defined in the Sun Managers limited liability company agreement (the “SM LLCA”) in Sun Managers. In connection with such transfer, Sun Managers executed a joinder to, and became a “Seller” for purposes of, the Business Combination Agreement. Sun Managers intends to grant Class B Units (as defined in the SM LLCA) in Sun Managers through the Sun Managers, LLC Management Incentive Plan (the “Management Incentive Plan”) adopted by Sun Managers to certain eligible employees or service providers of OpCo, Sunergy or their subsidiaries, in the discretion of Timothy Bridgewater, as manager of Sun Managers. Such Class B Units may be subject to a vesting schedule, and once such Class B Units become vested, there may be an exchange opportunity through which the grantees may request (subject to the terms of the Management Incentive Plan and the OpCo amended and restated limited liability company agreement in its entirely (the “OpCo A&R LLC Agreement”)) the exchange of their Class B Units into Seller OpCo Units (together with an equal number of Seller Class V Shares), which may then be converted into Zeo Class A Common Stock (subject to the terms of the Management Incentive Plan and the OpCo A&R LLC Agreement). Grants under the Management Incentive Plan will be made after Closing.

As of the Closing Date, upon consummation of the Business Combination, the only outstanding shares of capital stock of the registrant were shares of Zeo Class A Common Stock and Zeo Class V Common Stock.

In connection with entering into the Business Combination Agreement, ESGEN and the Sponsor entered into a subscription agreement, dated April 19, 2023, which ESGEN, the Sponsor and OpCo subsequently amended and restated on January 24, 2024 (the “Sponsor Subscription Agreement”), pursuant to which, among other things, the Sponsor agreed to purchase an aggregate of 1,000,000 OpCo preferred units (and be issued an equal number of shares of Zeo Class V Common Stock) (“Convertible OpCo Preferred Units”) concurrently with the Closing at a cash purchase price of $10.00 per unit and up to an additional 500,000 Convertible OpCo Preferred Units (together with the concurrent issuance of an equal number of shares of Zeo Class V Common Stock) during the nine months after Closing if called for by Zeo (the “Sponsor PIPE Investment”). Prior to the Closing, ESGEN informed the Sponsor that it wished to call for the additional 500,000 Convertible OpCo Preferred Units at the Closing and, as a result, a total of 1,500,000 Convertible OpCo Preferred Units were issued to Sponsor in return for aggregate consideration of $15,000,000.

Accounting for the Business Combination

The Business Combination was accounted for as a reverse recapitalization with ESGEN being treated as the acquired company since there was no change in control in accordance with the guidance for common control transactions in Accounting Standards Codification (“ASC”) 805-50, Business Combinations — Related Issues (“ASC 805-50”). Accordingly, the financial statements of the combined entity will represent a continuation of the financial statements of Sunergy with the Business Combination treated as the equivalent of Sunergy issuing stock for the net assets of ESGEN, accompanied by a recapitalization. The net assets of ESGEN were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Sunergy.

Sunergy was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

Based upon the evaluation of the OpCo A&R LLC Agreement, OpCo is considered to be a Variable Interest Entity (“VIE”) and ESGEN is considered to be the primary beneficiary through its membership interest and manager powers conferred to it through the Class A Units. For VIEs, the accounting acquirer is always considered to be the primary beneficiary. As such, Zeo will consolidate OpCo and will be considered the accounting acquirer; however, further consideration of whether the entities are under common control was required in order to determine whether there is an ultimate change in control and the acquisition method of accounting is required under ASC 805.

While Sunergy did not control or have common ownership of ESGEN prior to the consummation of the Business Combination, the Company evaluated the ownership of the new entity subsequent to the consummation of the transaction to determine if common control existed. If the business combination is between entities under common control, then the acquisition method of accounting is not applicable and the guidance in ASC 805-50 regarding common control should be applied instead. The Financial Accounting Standards Board (“FASB”) ASC does not include a definition of common control. In practice, entities with a common parent entity, as determined under ASC 810, Consolidation, are generally considered to be under common control. Emerging Issues Task force (“EITF”) Issue 02-5, “Definition of ‘Common Control’ in Relation to FASB Statement No. 141 (“EITF Issue 02-5”)”, which was never finalized or codified, has also been applied in practice to determine when entities are under common control. EITF Issue 02-5 indicates that common control would exist in any of the following situations:

•        An individual (including trusts in which the individual is the beneficial owner) or entity holds more than 50 percent of the voting ownership of each entity.

•        Immediate family members hold more than 50 percent of the voting ownership interest of each entity, and there is no evidence that those family members would vote their shares in any way other than in concert. Immediate family members include a married couple and their children, but not the married couple’s grandchildren. Entities might be owned in varying combinations among living siblings and their children. Those situations require careful consideration of the substance of the ownership and voting relationships.

•        Group of stockholders holds more than 50 percent of the voting ownership of each entity, and contemporaneous written evidence of an agreement to vote a majority of the entities’ shares in concert exists.

Prior to the Business Combination and the contributions to Sun Managers, Sunergy was majority owned by 5 entities (the “Primary Sellers”):

•        Southern Crown Holdings, LLC (wholly owned by Anton Hruby) — 230,000 Common Units (23%)

•        LAMADD LLC (wholly owned by Gianluca Guy) — 230,000 Common Units (23%)

•        JKae Holdings, LLC (wholly owned by Kalen Larsen) — 215,000 Common Units (21.5%)

•        Clarke Capital, LLC (wholly owned by Brandon Bridgewater) — 215,000 Common Units (21.5%)

•        White Horse Energy, LC (wholly owned by Timothy Bridgewater) — 90,000 Common Units (9%)

Each of the above parties entered into a Voting Agreement, dated September 7, 2023. The term of the Voting Agreement is for five years from the date of the Voting Agreement. The consummation of the Business Combination with ESGEN occurred within the term of the Voting Agreement.

Prior to the Business Combination and the contributions to Sun Managers, the Primary Sellers had 98% ownership in Sunergy. Immediately following the Business Combination, the Primary Sellers owned 83.8% of the Common Stock of the registrant through their Zeo Class V Common Stock that have voting interests. The Voting Agreement constitutes contemporaneous written evidence of an agreement to vote a majority of the Primary Sellers’ shares of the registrant in concert. Accordingly, the Primary Sellers retain majority control through the voting of their units in conjunction with the Voting Agreement immediately prior to the Business Combination and their shares following the Business Combination and, therefore, there is no change of control before or after the Business Combination. This conclusion is appropriate even though there was no relationship or common ownership or control between Sunergy and ESGEN prior to the Business Combination. Accordingly, the Business Combination should be accounted for in accordance with the guidance for common control transactions in ASC 805-50.

Additional factors that were considered include the following:

•        Since the Business Combination, the Board has been comprised of one individual designated by ESGEN and five individuals designated by Sunergy.

•        Since the Business Combination, management of the Company has been the existing management at Sunergy immediately prior to the Business Combination. The individual that was serving as the chief executive officer and chief financial officer of Sunergy’s management team immediately prior to the Business Combination continues substantially unchanged upon completion of the Business Combination.

For common control transactions that include the transfer of a business, the reporting entity is required to account for the transaction in accordance with the procedural guidance in ASC 805-50. The C Corporation (ESGEN) is considered to be a substantive entity, the LLC (OpCo) is a business and VIE, and the C Corporation is considered to be the accounting acquirer since it is the primary beneficiary of the LLC. In a transaction that is a combination of entities under common control, the acquirer (ESGEN) should recognize the acquired entity (OpCo and Sunergy) on the same basis as the entities’ common parent.

Note 1 — Organization and Business Operation

ESGEN Acquisition Corporation (the “Company” or “ESGEN”) was incorporated as a Cayman Islands exempted company on April 19, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company will not be limited to a particular industry or geographic region in its identification and acquisition of a target company. The Company consummated the Business Combination on March 13, 2024 (see Note 10 — Subsequent Events).

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from April 19, 2021 (inception) through December 31, 2023, relates to the Company’s formation and the initial public offering (“Public Offering” or “IPO”) described below and since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest or dividend income on cash and cash equivalents from the proceeds derived from the Public Offering (as defined below).

The Company’s sponsor is ESGEN LLC, a Delaware limited liability company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on October 19, 2021. On October 22, 2021, the Company consummated its IPO of 27,600,000 units (the “Units” and, with respect to the ordinary shares included in the Units being offered, the “public shares”) at $10.00 per Unit and the sale of 14,040,000 warrants (the “Private Placement Warrants”) each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor that closed simultaneously with the Public Offering.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriters fee and taxes payable on the interest or dividends earned on the Trust Account) at the time of signing a definitive agreement in connection with the initial Business Combination. However, the Company will complete the initial Business Combination only if the post-Business Combination company in which its public shareholders own shares will own or acquire 50% or more of the outstanding voting securities of the target or is otherwise not required to register as an investment company under the Investment Company Act (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Following the closing of the IPO on October 22, 2021, $281,520,000 ($10.20 per Unit) from the net proceeds sold in the IPO, including proceeds of the sale of the Private Placement Warrants, was deposited in a trust account (“Trust Account”) and, until October 16, 2023, was only invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk of being deemed to have been operating as an unregistered investment company under the Investment Company Act, on October 16, 2023, the Company instructed the Trustee with respect to the Trust Account, to liquidate the U.S. government securities or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in demand deposits (i.e., in one or more bank accounts) until the earliest of ESGEN’s completion of an initial business combination or July 22, 2024 (assuming the Sponsor deposits the required amount into the Trust Account for each New Additional Extension Date and unless the Company’s shareholders approve one or more further Additional Extensions).

Except with respect to interest or other income earned on the funds held in the Trust Account that may be released to the Company to pay its income taxes, if any, the amended and restated memorandum and articles of association, as discussed below and subject to the requirements of law and regulation, will provide that the proceeds from the Public Offering and the sale of the Private Placement Warrants held in the Trust Account will not be released from the Trust Account (1) to the Company, until the completion of the initial Business Combination, or (2) to the public shareholders, until the earliest of (a) the completion of the initial Business Combination, and then only in connection with those Class A ordinary shares that such shareholders properly elected to redeem, subject to the limitations described herein, (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company did not complete its initial Business Combination within 15 months (which was extended pursuant to shareholder approval of the Charter Amendment (as defined below)) from the closing of this offering (the “Combination Period”) or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares, and (c) the redemption of the public shares if the Company has not consummated the Business Combination within Combination Period, subject to applicable law. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the Trust Account upon the subsequent completion of an initial Business Combination or liquidation if the Company has not consummated an initial Business Combination within Combination Period, with respect to such Class A ordinary shares so redeemed.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirement.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of its initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest or dividends earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any, divided by the number of then-outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially $10.20 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriters fee the Company will pay to the underwriters.

The ordinary shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Public Offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company has until July 22, 2024 (assuming the Sponsor deposits the required amount into the Trust Account for each New Additional Extension Date and unless the Company’s shareholders approve one or more further Additional Extensions), to consummate the initial Business Combination. If the Company has not consummated the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest or dividends earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest or dividends to pay winding up and dissolution expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

On January 18, 2023, the Company held an extraordinary general meeting of shareholders to consider and vote upon, among other things, a proposal to amend the Company’s amended and restated memorandum and articles of association (the “First Extension Charter Amendment”) to (i) extend the date by which the Company must consummate its initial Business Combination (the “Termination Date”) from January 22, 2023 to April 22, 2023 and (ii) in the event that the Company has not consummated an initial business combination by April 22, 2023, to allow the Company, by resolution of the Company’s board of directors (the “Board”) and, without any approval of the Company’s shareholders, upon five days’ advance notice prior to each Additional Extension, to extend the Termination Date up to six times (with each such extension being upon five days’ advance notice), each by one additional month (for a total of up to six additional months to complete a business combination) (each, an “Additional Extension” and such date, the “Additional Extension Date”), provided that the Sponsor or the Sponsor’s affiliates or permitted designees will deposit into the Trust Account for each Additional Extension Date the lesser of (a) $140,000 or (b) $0.04 for each public share that is then-outstanding, in exchange for one or more non-interest bearing, unsecured promissory notes issued by the Company to the Sponsor or the Sponsor’s affiliates or permitted designees (the “Lenders” and each a “Lender”). In connection with the vote to approve the First Extension Charter Amendment, the holders of 24,703,445 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.35 per share, for an aggregate redemption amount of $255,875,758.

The Sponsor and each member of the management team have entered into an agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares; (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the public shares if the Company did not complete its initial Business Combination within 15 months from the closing of the Public Offering (which was extended pursuant to shareholder approval of the Charter Amendment) or (B) with respect to any other provision relating to the rights of holders of the Company’s Class A ordinary shares and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to consummate an initial Business Combination within Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the Trust Account, in each case net of the interest or dividends that may be withdrawn to pay the Company’s income tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On October 20, 2023, at the Company’s extraordinary general meeting, the shareholders approved, among other proposals, (i) (a) the extension (such proposal, the “Extension Proposal”) of the time period the Company has to complete an initial Business Combination from October 22, 2023 to January 22, 2024 (the “Charter Amendment”) and (b) in the event that the Company has not consummated an initial Business Combination by January 22, 2024, to allow the Company, by resolution of the Board and, without any approval of the Company’s shareholders, upon five days’ advance notice prior to each Additional Extension, to complete six Additional Extensions, provided that the Sponsor or the Sponsor’s affiliates or permitted designees will deposit into the Trust Account for each Additional Extension Date the lesser of (x) $35,000 or (y) $0.0175 for each public share that is then-outstanding, in exchange for one or more non-interest bearing, unsecured promissory notes issued by a Lender, and (ii) the amendment of the Company’s amended and restated memorandum and articles of association to change certain provisions which restrict the Class B ordinary shares, par value $0.0001, of the Company (the “Class B ordinary shares”) from converting to Class A ordinary shares, par value $0.0001 (the “Class A ordinary shares”) prior to the consummation of an initial Business Combination (such proposal, the “Conversion Proposal”). As of the date of filing this report, the Company has deposited the requisite amounts into the Trust Account for each Additional Extension Date until March 22, 2024.

Additionally, the shareholders approved a proposal to amend, by special resolution, the Company’s amended and restated memorandum and articles of association to change certain provisions which restrict the Class B ordinary shares from converting to Class A ordinary shares prior to the consummation of an initial Business Combination.

In connection with the vote to approve the above proposals, the holders of 1,488,000 Class A ordinary shares of ESGEN exercised their right to redeem their shares for cash at a redemption price of approximately $11.21 per share, for an aggregate redemption amount of $16,679,055.

In connection with the approval of the Extension Proposal at the Meeting and the adoption of the Charter Amendment, the Sponsor contributed into the Trust Account $0.0525 per share for each Class A ordinary share that was not redeemed at the Meeting, for an aggregate contribution of $73,949.

In connection with the approval of the Conversion Proposal at the Meeting and the adoption of the Charter Amendment, the Sponsor converted all of its 5,619,077 Class B ordinary shares into Class A ordinary shares. As a result of the Sponsor Share Conversion and redemptions made in connection with the Extension Proposal and Conversion Proposal, 7,027,632 Class A ordinary shares remain outstanding. Notwithstanding the Sponsor Share Conversion, the Sponsor will be not entitled to receive any funds held in the Trust Account with respect to any Class A ordinary shares issued to the Sponsor as a result of the Sponsor Share Conversion and no additional amounts will be deposited into the Trust Account in respect of shares of Class A ordinary shares held by the Sponsor in connection with the extension of the Termination Date to the Extended Date or any Additional Extension Dates.

On October 16, 2023 (the “Compliance Date”), the Company was notified by The Nasdaq Stock Market LLC (the “Nasdaq”) that the Company was not in compliance with the minimum number of round lot holders required for continued listing on the Nasdaq Global Market (the “Round Lot Requirement”). The Company has until April 15, 2024 to comply with the Round Lot Requirement. If ESGEN does not regain compliance with the Round Lot Requirement by the Compliance Date, ESGEN will receive written notification that its securities are subject to delisting, at which time ESGEN may appeal the Nasdaq’s delisting determination to a Nasdaq Listing Qualifications Panel (the “Panel”). There can be no assurance that ESGEN will be able to regain compliance with the Round Lot Requirement or that any appeal of the Nasdaq’s delisting determination to the Panel would be successful.

Founder Shares

Founder Shares refers to the Class B ordinary shares (the “Founder Shares”) acquired by the initial shareholders prior to the Company’s IPO.

The initial shareholders and each member of the management team have entered into an agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and public shares in connection with the completion of the Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the Business Combination or to redeem 100% of the Company’s public shares if it does not complete the Business Combination by the Termination Date or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to consummate an Business Combination by the Termination Date (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Business Combination within the prescribed time frame). If the Company seeks shareholder approval, it will complete the Business Combination only if it is approved by an ordinary resolution or such higher approval threshold as may be required by Cayman Islands law and pursuant to the amended and restated memorandum and articles of association. In such case, the initial shareholders and each member of the management team have agreed to vote their Founder Shares and public shares in favor of the Business Combination.

In connection with the approval of the Conversion Proposal at the Meeting and the adoption of the Charter Amendment, the Sponsor converted all of its 5,619,077 Class B ordinary shares into Class A ordinary shares (the “Sponsor Share Conversion”). As a result of the Sponsor Share Conversion and redemptions made in connection with the Extension Proposal and Conversion Proposal, 7,027,632 Class A ordinary shares remain outstanding. Notwithstanding the Sponsor Share Conversion, the Sponsor will be not entitled to receive any funds held in the Trust Account with respect to any Class A ordinary shares issued to the Sponsor as a result of the Sponsor Share Conversion and no additional amounts will be deposited into the Trust Account in respect of shares of Class A ordinary shares held by the Sponsor in connection with the extension of the Termination Date to the Extended Date or any Additional Extension Dates.

Risks and Uncertainties

The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia. The conflict is expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected.

Additionally, recent military conflicts, including the Russian invasion of Ukraine, the Israel-Hamas war, and increased military tensions, may have a material adverse effect on financial and business conditions. These circumstances could reduce the number of attractive targets for an initial Business Combination, increase the cost of consummating an initial Business Combination and delay or prevent the Company from completing an initial Business Combination.

Going Concern

As of December 31, 2023, the Company had $60,518 in cash held outside of the Trust Account and owes $5,669,349 in accounts payable and accrued expenses and $2,122,937 to related parties. The Company anticipates that its cash will not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans and the closing of the business combination described in Note 10. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will seek additional capital through other financing alternatives. There can be no assurance that new financings or other transactions will be available to the Company on commercially acceptable terms, or at all. Should the Company fail to raise additional cash from outside sources, this would have a material adverse impact on its operations.

The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.